Financial risk management - Disclosure of Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Cash and cash equivalents at beginning of year	€ 240,546	€ 51,083
Net debt	(565,517)	(694,004)
Cash flows	648,245	143,543
New borrowings	(586,151)
Borrowings from business acquisition		(3,236)
New leases	(17,296)	(6,725)
Foreign exchange adjustments	(50)	(1,710)
Reclassification	0	0
Other changes	(4,212)	(3,385)
Cash and cash equivalents at end of year	87,462	240,546
Net debt	(524,981)	(565,517)
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Cash flows	(152,790)	191,181
New borrowings	0
Borrowings from business acquisition		0
New leases	0	0
Foreign exchange adjustments	(286)	(2,360)
Reclassification	0	0
Other changes	(8)	642
Borrowings due within 1 year
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	(61,945)	(676)
Cash flows	61,324	(59,384)
New borrowings	0
Borrowings from business acquisition		(642)
New leases	0	0
Foreign exchange adjustments	0	453
Reclassification	(889)	0
Other changes	621	(1,696)
Liabilities arising from financing activities	(889)	(61,945)
Borrowings due after 1 year
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	(726,891)	(722,554)
Cash flows	729,000	0
New borrowings	(586,151)
Borrowings from business acquisition		(2,594)
New leases	0	0
Foreign exchange adjustments	0	0
Reclassification	889	0
Other changes	(4,825)	(1,743)
Liabilities arising from financing activities	(587,978)	(726,891)
Lease liabilities due within 1 year
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	(6,984)	(10,538)
Cash flows	10,711	11,746
New borrowings	0
Borrowings from business acquisition		0
New leases	(5,536)	(403)
Foreign exchange adjustments	122	115
Reclassification	(7,115)	(7,904)
Other changes	0	0
Liabilities arising from financing activities	(8,802)	(6,984)
Lease liabilities due after 1 year | Deferred tax assets to be recovered after more than 12 months
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	(10,243)	(11,319)
Cash flows	0	0
New borrowings	0
Borrowings from business acquisition		0
New leases	(11,760)	(6,322)
Foreign exchange adjustments	114	82
Reclassification	7,115	7,904
Other changes	0	(588)
Liabilities arising from financing activities	€ (14,774)	€ (10,243)